Taxes - Reconciliation of Expected Provision for Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Earnings before income taxes	$ 19,622	$ 16,957
Expected income tax expense at Canadian statutory income tax rate of 26.5% (2015 - 26.5%)	5,200	4,494
Permanent differences	398	(800)
Effect of change in tax rates		154
Foreign withholding taxes paid	1,089	496
Foreign rate differential	158	(683)
Increase in valuation allowance	1,725	3,260
Provision for income tax recovery	$ 8,570	$ 6,921